Label	Element	Value
Innovator U.S. Equity Accelerated ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 5.77 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.80%
Innovator U.S. Equity Accelerated ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.70%
Innovator U.S. Equity Accelerated ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 617.71 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.70%)